FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Currency risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Currency risk
Cash	$ 62,355	$ 4,520	$ 4,077
Accounts payables	$ 15,193	6,988
Currency risk
Currency risk
Percentage of increase in risk assumption	5.00%
Increase (decrease) in net earnings due possible increase in risk assumption	$ 659
Percentage of decrease in risk assumption	5.00%
Increase (decrease) in net earnings due possible decrease in risk assumption	$ 725
Currency risk | US dollar
Currency risk
Cash	11,435	0
Accounts payables	1,044	0
Currency risk | Canadian dollar
Currency risk
Cash	14,497	0
Accounts payables	$ 1,322	$ 0